UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21328
SMA Relationship Trust
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 215 564

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments

SMA Relationship Trust — Series T

Schedule of Investments — March 31, 2005 (Unaudited)

	Shares	Value
Investment Companies — 98.54%
UBS Corporate Bond Relationship Fund	10,611,414	$114,704,077
UBS U.S. Securitized Mortgage Relationship Fund	18,725,594	220,529,443
Total Investment Companies (Cost $328,899,056)		335,233,520
Total Investments # — 98.54%(Cost $328,899,056)		335,233,520
Cash and other assets, less liabilities — 1.46%		4,954,511
Net Assets — 100.00%		$340,188,031

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $328,899,056; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,334,464
Gross unrealized depreciation	0
Net unrealized appreciation	$6,334,464

%        Represents a percentage of net assets

#            The SMA Relationship Trust — Series T (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Industry Diversification

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

Investment companies	98.54%
Total Investments	98.54
Cash and other assets, less liabilities	1.46
Net Assets	100.00%

SMA Relationship Trust — Series M

Schedule of Investments — March 31, 2005 (Unaudited)

	Face
	Amount	Value
Municipal Notes and Bonds — 100.87%
Alabama — 0.31%
Alabama State Public School & College Authority Revenue Bonds, 5.00%, 02/01/12	$425,000	$458,894

Alaska — 3.18%
Valdez Marine Term Revenue Bonds, 2.02%, 12/01/33 (a)	4,700,000	4,700,000

Arizona — 2.45%
Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.13%, 01/01/27	3,465,000	3,612,748

California — 27.30%
California State Economic Recovery General Obligation Bonds, 5.00%, 07/01/12	2,150,000	2,343,328
California State General Obligation Bonds, 1.97%, 05/01/34 (a)	5,400,000	5,400,000
California State General Obligation Bonds, 5.00%, 03/01/10	1,400,000	1,496,278
California State General Obligation Bonds, 5.50%, 06/01/10	3,515,000	3,845,867
California State General Obligation Bonds, 6.00%, 02/01/09	1,000,000	1,097,030
California Statewide Communities Development Authority Revenue Bonds, 3.88%, 04/01/32	5,000,000	5,000,000
La Mesa General Obligation Bonds, 5.25%, 08/01/34	3,320,000	3,510,136
Long Beach Unified School District General Obligation Bonds, 5.25%, 08/01/23	1,920,000	2,056,032
Los Angeles County Public Works Financing Authority Revenue Bonds, 5.00%, 03/01/12	695,000	757,369
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/24	1,000,000	1,029,960
Los Angeles Department of Water & Power Revenue Bonds, 5.00%, 07/01/30	8,000,000	8,178,480
Los Angeles Department of Water & Power Revenue Bonds, 5.25%, 07/01/13	2,000,000	2,174,940
San Diego Unified School District General Obligation Bonds, 5.00%, 07/01/28	1,000,000	1,037,420
Walnut Energy Center Authority Revenue Bonds, 5.00%, 01/01/18	2,275,000	2,405,267
		40,332,107
Florida — 1.89%
University Athletic Association, Inc. Revenue Bonds, 2.05%, 02/01/20 (a)	2,800,000	2,800,000

Georgia — 0.87%
De Kalb County Water & Sewer Revenue Bonds, 5.00%, 10/01/19	175,000	184,629
Georgia State General Obligation Bonds, 5.25%, 04/01/11	1,000,000	1,097,370
		1,281,999
Illinois — 1.56%
Will County Community School District General Obligation Bonds, 3.91%, 01/01/12 (b)	3,060,000	2,311,402

Kansas — 1.24%
Kansas State Development Finance Authority Revenue Bonds, 5.00%, 04/01/23	1,750,000	1,828,662

Massachusetts — 13.93%
Massachusetts State General Obligation Bonds, 5.00%, 08/01/12	9,270,000	9,976,930
Massachusetts State General Obligation Bonds, 5.00%, 03/01/22	4,000,000	4,177,960
Massachusetts State General Obligation Bonds, 6.00%, 02/01/15	1,025,000	1,149,220
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, 5.00%, 07/01/23	2,300,000	2,498,973
Massachusetts State Water Pollution Abatement Revenue Bonds, 5.63%, 08/01/14	2,490,000	2,782,326
		20,585,409
Michigan — 7.70%
Birmingham City School District General Obligation Bonds, 5.00%, 11/01/28	2,000,000	2,073,920
Michigan State Hospital Finance Authority Revenue Bonds, 5.00%, 05/01/12	2,500,000	2,657,550
Michigan State Strategic Fund Limited Obligation Revenue Bonds, 7.10%, 02/01/06	390,000	400,237
University of Michigan Hospital Revenue Bonds, 2.07%, 12/01/21 (a)	6,240,000	6,240,000
		11,371,707
Missouri — 7.14%
Missouri State Health & Educational Facilities Authority Revenue Bonds, 2.00%, 09/01/30 (a)	5,550,000	5,550,000
University of Missouri Revenue Bonds, 2.04%, 11/01/30 (a)	5,000,000	5,000,000
		10,550,000
New Jersey — 0.90%
New Jersey Economic Development Authority Revenue Bonds, 5.38%, 06/15/14	1,240,000	1,336,460

	Face
	Amount	Value
New Mexico — 2.29%
City of Albuquerque General Obligation Bonds, 5.00%, 07/01/10	$1,000,000	$1,049,730
New Mexico State Finance Authority Revenue Bonds, 5.25%, 06/15/20	2,160,000	2,328,113
		3,377,843
New York — 8.47%
New York State Dormitory Authority Revenue Bonds, 5.25%, 02/15/15	1,000,000	1,099,600
New York State Enviornmental Facilities Corp. Revenue Bonds, 5.00%, 07/15/20	650,000	682,662
New York State Environmental Facilities Corp. Revenue Bonds, 5.00%, 06/15/27	4,400,000	4,577,496
Port Authority of NY & NJ Special Obligation Revenue Bonds, 1.99%, 08/01/24 (a)	5,100,000	5,100,000
Triborough Bridge & Tunnel Authority Revenue Bonds, 5.25%, 11/15/30	1,000,000	1,051,600
		12,511,358
North Carolina — 1.34%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, 6.40%, 01/01/21	1,000,000	1,207,730
University of North Carolina Revenue Bonds, 5.00%, 12/01/18	725,000	769,979
		1,977,709
Ohio — 1.27%
Columbus General Obligation Bonds, 5.00%, 07/01/22	1,780,000	1,874,144

Puerto Rico — 2.09%
Commonwealth of Puerto Rico General Obligation Bonds, 5.00%, 07/01/18 (a)	1,750,000	1,832,635
Commonwealth of Puerto Rico General Obligation Bonds, 5.00%, 07/01/30 (a)	190,000	200,619
Puerto Rico Housing Finance Authority Revenue Bonds, 5.00%, 12/01/20	1,010,000	1,053,218
		3,086,472
South Carolina — 0.73%
Grand Strand Water & Sewer Authority Revenue Bonds, 5.25%, 06/01/18	1,000,000	1,074,870

Texas — 8.96%
City of Brownsville General Obligation Bonds, 5.95%, 02/15/11 (b)	3,575,000	2,595,664
Harris County Health Facilities Development Authority Revenue Bonds, 2.05%, 12/01/32 (a)	3,400,000	3,400,000
Irving Independent School District General Obligation Bonds, 4.07%, 02/15/12 (b)	550,000	414,178
San Antonio Electric & Gas Revenue Bonds, 5.00%, 02/01/12	450,000	483,917
San Antonio Electric & Gas Revenue Bonds, 5.25%, 02/01/11	400,000	434,648
San Antonio General Obligation Bonds, 5.25%, 08/01/10 (c)	2,550,000	2,673,241
University of Texas Permanent University Fund Revenue Bonds, 5.00%, 07/01/15	3,000,000	3,239,580
		13,241,228
Utah — 2.98%
Salt Lake County Pollution Control Revenue Bonds, 2.00%, 02/01/08 (a)	4,400,000	4,400,000

Virginia — 2.83%
Roanoke Industrial Development Authority Revenue Bonds, 2.05%, 07/01/27 (a)	3,200,000	3,200,000
Virginia State Public School Authority Revenue Bonds, 5.25%, 02/01/12	900,000	986,976
		4,186,976
Washington — 1.44%
Energy NorthWest Electric Revenue Bonds, 5.25%, 07/01/08	2,000,000	2,128,040
Total Municipal Notes and Bonds (Cost $149,681,945)		149,028,028
Total Investments # — 100.87% (Cost $149,681,945)		149,028,028
Liabilities, in excess of cash and other assets — (0.87)%		(1,284,200)
Net Assets — 100.00%		$147,743,828

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes was $149,681,945; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$412,153
Gross unrealized depreciation	(1,066,070)
Net unrealized depreciation	$(653,917)

(a)     Reflects rate at March 31, 2005 on variable coupon rate instruments.

(b)    Reflects annualized yield at March 31, 2005 on zero coupon bonds.

(c) Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not been issued.

#            The SMA Relationship Trust — Series M (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees (the “Board”). Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

%  Represents a percentage of net assets.

Summary of Municipal Notes and Bonds by State

As a Percent of Net Assets

As of March 31, 2005 (Unaudited)

Municipal Notes and Bonds
Alabama	0.31%
Alaska	3.18
Arizona	2.45
California	27.30
Florida	1.89
Georgia	0.87
Illinois	1.56
Kansas	1.24
Massachusetts	13.93
Michigan	7.70
Missouri	7.14
New Jersey	0.90
New Mexico	2.29
New York	8.47
North Carolina	1.34
Ohio	1.27
Puerto Rico	2.09
South Carolina	0.73
Texas	8.96
Utah	2.98
Virginia	2.83
Washington	1.44
Total Municipal Notes and Bonds	100.87
Total Investments	100.87
Liabilities, in excess of cash and other assets	(0.87)
Net Assets	100.00%

Transactions with Affiliates

The Fund may invest in shares of certain affiliated investment companies sponsored by UBS Global Asset Management (US) Inc., the Investment Advisor. These investments represented 98.54% of UBS SMA Relationship Trust—Series T Fund’s total net assets at March 31, 2005. Amounts relating to those investments for the period ended March 31, 2005 are summarized as follows:

		Sales	Net		% of
Affiliates	Purchases	Proceeds	Realized Gain	Value	Net Assets
UBS Corporate Bond Relationship Fund	$27,505,000	—	—	$114,704,077	33.72%
UBS U.S. Securitized Mortgage Relationship Fund	51,656,000	$2,159,000	$101,351	220,529,443	64.82%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2004.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 31, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer & Principal Accounting Officer

Date:	May 31, 2005